EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 Schedule 1

Client Name:
Client Project Name:	EFMT 2025-NQM6
Start - End Dates:	9/27/2024 - 7/30/2025
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	5

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Credit/Mtg History
5 - Total Satisfied Conditions

4 - Credit Review Scope
1 - Category: Insurance
2 - Category: Legal Documents
1 - Category: Terms/Guidelines
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.